Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: January 10, 2019

Payment Date	1/15/2020
Collection Period Start	12/1/2019
Collection Period End	12/31/2019
Interest Period Start	12/16/2019
Interest Period End	1/14/2020

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$395,514,060.13	$32,624,539.77	$362,889,520.36	0.885096	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$973,044,060.13	$32,624,539.77	$940,419,520.36

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$995,165,936.63	$961,819,937.12	0.769456
YSOC Amount	$19,058,041.45	$18,336,581.71
Adjusted Pool Balance	$976,107,895.18	$943,483,355.41
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$395,514,060.13	2.58000%	30/360	$850,355.23
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$973,044,060.13			$2,079,026.22

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$995,165,936.63	$961,819,937.12
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$976,107,895.18	$943,483,355.41
Number of Receivable Outstanding	59,605	58,750
Weight Average Contract Rate	4.43%	4.42%
Weighted Average Remaining Term (months)	51	50

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,655,249.30
Principal Collections	$33,095,411.13
Liquidation Proceeds	$189,304.47
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$36,939,964.90
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$36,939,964.90

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$829,304.95	$829,304.95	$—	$—	$36,110,659.95
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,110,659.95
Interest - Class A-2 Notes	$850,355.23	$850,355.23	$—	$—	$35,260,304.72
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$34,402,721.39
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$34,136,865.39
First Allocation of Principal	$—	$—	$—	$—	$34,136,865.39
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$34,094,568.39
Second Allocation of Principal	$5,040,704.72	$5,040,704.72	$—	$—	$29,053,863.67
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$29,023,622.34
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,763,622.34
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,730,929.01
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,470,929.01
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,470,929.01
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,407,093.96
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,407,093.96
Remaining Funds to Certificates	$1,407,093.96	$1,407,093.96	$—	$—	$—
Total	$36,939,964.90	$36,939,964.90	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$19,058,041.45
Increase/(Decrease)	$(721,459.74)
Ending YSOC Amount	$18,336,581.71

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$976,107,895.18	$943,483,355.41
Note Balance	$973,044,060.13	$940,419,520.36
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	28	$250,588.38
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	53	$189,304.47
Monthly Net Losses (Liquidation Proceeds)			$61,283.91
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.29%
Preceding Collection Period			0.17%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$894,203.83
Cumulative Net Loss Ratio			0.07%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.26%	136	$2,503,704.43
60-89 Days Delinquent	0.05%	21	$458,033.03
90-119 Days Delinquent	0.01%	5	$104,077.22
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	162	$3,065,814.68

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	9	$148,280.89
Total Repossessed Inventory	15	$269,415.88

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	26	$562,110.25
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.04%
Second Preceding Collection Period		0.04%
Preceding Collection Period		0.04%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No